Employee Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	₩ 236,735	₩ 212,323	₩ 209,612
Interest	3,690	4,166	(9,686)
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	2,137,161	1,843,135
Current service costs	236,735	212,323
Interest	51,900	54,950
Remeasurements :	152,713	212,678
- Gain from change in financial assumptions	103,850	173,084
- Loss (gain) from change in demographic assumptions	(492)	526
- Others	49,355	39,068
Benefits paid	(152,275)	(189,165)
Others	5,646	3,240
End of year	₩ 2,431,880	₩ 2,137,161	₩ 1,843,135